Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Zibo Hengxin Investment Partnership (Limited Partnership) (“Zibo Hengxin”) [Member]
Schedule of Long-Term Investments [Line Items]
Equity investments					¥ 120,006	[1]	$ 16,441	¥ 120,000	[1]	¥ 110,000	[1]
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) [Member]
Schedule of Long-Term Investments [Line Items]
Equity investments	¥ 3,004	[2]	$ 418	[2]	3,121	[2]	428	3,367	[3]	1,711	[3]
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) [Member]
Schedule of Long-Term Investments [Line Items]
Equity investments								100	[4]	100	[4]
Matson (Hong Kong) [Member]
Schedule of Long-Term Investments [Line Items]
Equity investments	¥ 20,767	[5]	$ 2,899	[5]	20,773	[5]	2,846		[6]		[6]
UNEX EV B.V. [Member]
Schedule of Long-Term Investments [Line Items]
Equity investments					717	[7]	98		[7]		[7]
Less: impairment on equity investments					(10,503)		(1,439)	(100)
Long-term investments, Total					¥ 134,114		$ 18,374	¥ 123,367		¥ 111,811

[1]

In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group entered RMB10,000 into Zibohengxin Investment Partnership, and the Group accounted aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of December 31, 2024. In 2024, the Group made an impairment provision of about RMB10.5 million (US$1.4 million) for this long-term equity investment.

The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

[2]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with contributed RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the six months ended June 30, 2025, the Group recorded an investment loss of RMB118 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.
[3]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with contributed RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the fiscal year ended December 31, 2024, the Group recorded an investment loss of RMB246 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.
[4]	The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and contributed RMB100 in November 2022. The Group held an equity interest of 40%. For the fiscal year ended December 31, 2024, the Group recognized RMB100 (US$14) of impairment of long-term equity investments, and verified the long-term equity investment of Chengdu Zhibo.
[5]	On February 6, 2024, the Company and Zeng Lingzhi, the sole beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong entered into a share exchange agreement (the “Agreement”), pursuant to shich Agreement, the Company agreed to acquire 3,560 ordinary shares of Matson (the “Matson Shares”), which represent 26.25% of Matson’s total equity, for 30,000,000 ordinary shares of the Company.
[6]	On February 6, 2024, the Company and Zeng Lingzhi, the sole beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong, entered into a share exchange agreement, pursuant to which agreement, the Company agreed to acquire 3,560 ordinary shares of Matson, which represent 26.25% of Matson’s total equity, for 30,000,000 ordinary shares of the Company.
[7]	The Group entered into an agreement to invest in UNEX EV B.V, and contributed RMB736 on July 14, 2024. The Group held an equity interest of 9% of UNEX EV B.V. For the fiscal year ended December 31, 2024, the Group verified the long-term equity investment of UNEX EV B.V.